SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Shipping and Handling Costs (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are expensed as incurred. For the three months ended March 31, 2021 and 2020, no shipping and handling costs were incurred.	Shipping and Handling Costs Shipping and handling costs are expensed as incurred. For the years ended December 31, 2020 and 2019 no shipping and handling costs were incurred.